Reinsurance and Retrocessional Reinsurance - Premiums Receivable on Paid and Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reinsurance Balances Recoverable on Reserves For Losses and Loss Adjustments Expenses [Roll Forward]
Balance at the beginning of the year	$ 1.0	$ 1.3
Change for provision of expected credit losses	0.2	(0.3)
Balance at the end of the year	$ 1.2	$ 1.0